PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 104,722,172	$ 83,597,996
Less: Accumulated depreciation	(25,225,857)	(20,061,350)
Property, plant and equipment, net	79,496,315	63,536,646
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	57,745,469	53,018,610
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,364,308	4,758,477
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,143,292	3,573,146
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,240,058	1,607,261
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,630,226	16,991,624
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,598,819	$ 3,648,878